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DriveWealth ICE 100 Index ETF
DriveWealth ICE 100 Index ETF Summary
Investment Objective
DriveWealth ICE 100 Index ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, track the performance of the ICE DriveWealth 100 Index (the “Index”).
Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	DriveWealth ICE 100 Index ETF DriveWealth ICE 100 Index ETF USD ($)
Shareholder Fee, Other	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	DriveWealth ICE 100 Index ETF DriveWealth ICE 100 Index ETF
Management Fees	0.50%	[1]
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none	[2]
Acquired Fund Fees and Expenses	0.35%	[2]
Total Annual Fund Operating Expenses	0.85%
[1]	DriveAdvisory, LLC, the Fund’s investment adviser, will pay all expenses of the Fund, except for the fee payments to the Adviser under the Investment Advisory Agreement (also known as a “unitary advisory fee”), acquired fund fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses.
[2]	Based on estimated amounts for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not sell your shares, your costs would be:

Expense Example	1 Year	3 Years
DriveWealth ICE 100 Index ETF | DriveWealth ICE 100 Index ETF | USD ($)	87	270

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund has not commenced investment operations prior to the date of this Prospectus, it does not have portfolio turnover information for the prior fiscal year to report.

Principal Investment Strategies

The Fund seeks to provide investment results that, before fees and expenses, track the performance of the Index. The Index is a rules-based, equal-weighted index that tracks the performance of the top 100 U.S.-listed ETFs. For this purpose, the term “ETFs” means exchange-traded investment vehicles, including exchange-traded funds that are registered as investment companies under the Investment Company Act of 1940, as amended (the “1940 Act”) and exchange-traded vehicles that are not subject to the registration requirements of the 1940 Act, such as grantor trusts. The Index selects the 100 top ETFs based on a proprietary methodology that ranks eligible ETFs according to size, liquidity and risk-adjusted returns. The Fund uses a replication indexing strategy, which means that the Fund will invest in all or substantially all of the ETFs in the Index such that, after each quarterly rebalancing, 1% of the Fund’s assets will be invested in each of the 100 ETFs represented by the Index. In certain circumstances, when it is not possible or practicable to purchase or hold an ETF included in the Index to the same extent as represented by the Index due to potentially adverse tax consequences of that ETF or due to other Fund policies or restrictions, the Fund may adjust the Fund’s holdings such that the Fund’s weights may deviate from the weights of the Index to the extent necessary to avoid such adverse tax consequences or otherwise comply with Fund policies or restrictions. The ETFs in which the Fund invests are referred to herein as the “Underlying ETFs.”

In order to be eligible for inclusion in the Index, an ETF must satisfy a number of conditions, including, among others, that the ETF: (i) must be listed on NYSE Arca, the New York Stock Exchange (“NYSE”), Nasdaq or Cboe BZX Exchange, Inc. (“Cboe BZX”); (ii) may not be (a) an exchange-traded note, (b) an inverse or leveraged ETF, (c) an ETF-of-ETFs, or (d) a single-stock ETF; and (iii) may not itself track the Index. In addition, the ETF must have at least $100 million in assets under management as of a certain date, and have at least a $3 million trailing average daily traded value over a certain three-month period. ETFs that are eligible for inclusion in the Index are ranked by their risk-adjusted total returns over the most recent three-month period. The Index is provided by ICE Data Indices, LLC (the “Index Provider”), which is not affiliated with either the Fund or its investment adviser.

The Fund has adopted a policy to invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the ETFs that comprise the Index. This investment policy is non-fundamental and may be changed with 60 days prior written notice to Fund shareholders. In addition, the Fund has a policy to not concentrate its investments in securities of issuers in any one industry, as the term “concentrate” is used in the 1940 Act, except to the extent the Index concentrates in an industry or a group of industries.

Principal Risks

A shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund may not achieve its investment objective and an investment in the Fund is not by itself a complete or balanced investment program. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Fund involves the risk of total loss. In addition to these risks, the Fund is subject to a number of additional principal risks that may affect the value of its shares.

Equity Securities Risk. The Fund will hold the equity securities issued by the Underlying ETFs. Equity securities, such as common stock, are subject to changes in value, and their values may be more volatile than those of other asset classes. Common stock generally subjects their holders to more risks than preferred stocks and debt securities because common stockholders’ claims are subordinated to those of holders of preferred stocks and debt securities upon the bankruptcy of the issuer.

ETF Risk. Like other ETFs, the Fund is subject to the following risks:

•	Authorized Participants Concentration Risk. The Fund has a limited number of financial institutions that may act as authorized participants (i.e., large institutions that have entered into agreements with the distributor of the Fund’s shares and are authorized to transact in Creation Units (described below) with the Fund) (“Authorized Participants”). To the extent they exit the business or are otherwise unable to proceed in creation and redemption transactions with the Fund and no other Authorized Participant is able to step forward to create or redeem, shares of the Fund may be more likely to trade at a premium or discount to net asset value (“NAV”) and possibly face trading halts or delisting. This, in turn, could lead to wider spreads between the bid price (i.e., the highest price a buyer is willing to pay to purchase shares) and the ask price (i.e., the lowest price a seller is willing to accept for shares) of the Fund.

•	Premium/Discount Risk. There may be times when the market price of the Fund’s shares is more than the NAV intra-day (at a premium to NAV) or less than the NAV intra-day (at a discount to NAV). As a result, shareholders of the Fund may pay more than NAV when purchasing shares and receive less than NAV when selling Fund shares. This risk is heightened in times of market volatility or periods of steep market declines. In such market conditions, market or stop loss orders to sell Fund shares may be executed at prices well below NAV.

•	Secondary Market Trading Risk. Investors buying or selling shares in the secondary market will normally pay brokerage commissions, which are often a fixed amount and may be a significant proportional cost for investors buying or selling relatively small amounts of shares. Secondary market trading is subject to bid-ask spreads (as defined below) and trading in Fund shares may be halted by the Exchange because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. In addition, although the Fund’s shares are listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained or that the Fund’s shares will continue to be listed.

The Underlying ETFs will also be subject to the foregoing risks.

Investments in Other Investment Companies and ETFs Risk. Because the Fund invests all or substantially all of its assets in the Underlying ETFs, the Fund’s investment performance is directly related to the performance of those Underlying ETFs, the majority of which are registered investment companies. The Fund’s NAV will change with changes in the value of the Underlying ETFs. In addition, Fund investors will incur a proportionate share of the expenses of the Underlying ETFs (including any operating costs and investment management fees) in addition to the fees and expenses regularly borne the Fund. The Fund will be affected by the investment policies, and practices, performance and risks of the Underlying ETFs in direct proportion to the amount of assets the Fund invests in such Underlying ETFs. Because the Fund seeks to track the Index, the components of which may change on a quarterly basis, the extent to which the Fund is indirectly affected by, or exposed to, an Underlying ETF’s performance or risks will vary based on the Index. In addition, to the extent that a significant portion of the Underlying ETFs represent similar asset classes or have similar risks, the Fund will have greater exposure to such asset classes and risks.

Unregistered Investment Vehicles Risk. The Fund may invest in Underlying ETFs that are not registered as investment companies under the 1940 Act. The Fund's investments in such vehicles will not have the regulatory protections afforded by the 1940 Act, such as those that limit the use of leverage and impose requirements on the custody of assets.

Market Risk. The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect Fund performance. Securities markets also may experience long periods of decline in value. Changes in the financial condition of a single issuer can impact a market as a whole. Geo-political risks, including terrorism, tensions or open conflict between nations, or political or economic dysfunction within some nations may lead to instability in world economies and markets, may lead to increased market volatility, and may have adverse long-term effects. Events such as natural disasters or pandemics, and governments’ reactions to such events, could cause uncertainty in the markets and may adversely affect the performance of the global economy. In addition, markets and market participants are increasingly reliant on information data systems. Inaccurate data, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large.

Passive Investment Risk. There is no guarantee that the Index will create the desired exposure, and the Fund is not actively managed. The Fund does not seek to “beat” the Index or take temporary defensive positions when markets decline. Therefore, the Fund may purchase or hold securities with current or projected underperformance.

Management Risk.  The Adviser’s investment strategy, the implementation of which is subject to a number of constraints, may cause the Fund to underperform the market or its relevant benchmark or adversely affect the ability of the Fund to achieve its investment objective. In addition, although the Fund intends to replicate the Index, under unusual circumstances, the Adviser or the sub-adviser to the Fund may determine that it would be in the best interest of the Fund to not fully replicate the Index and/or to hold securities not included in the Index or to hold securities included in the Index at a percentage that differs from the Index percentage.

Tracking Error Risk. There is a risk that the performance of the Fund may diverge from performance of the Index as a result of tracking error. Tracking error may occur because of the differences between the securities held in the Fund’s portfolio and those included in the Index, because of pricing differences, transaction and/or operating costs, the Fund’s holding uninvested cash, differences in the timing of the accrual of dividends, changes to the Index or the costs of complying with various new or existing regulatory requirements. Additionally, tracking error may result because the Fund incurs fees and expenses, while the Index does not.

Large Shareholder Risk. A significant percentage of the Fund’s shares may be owned or controlled by the Adviser and its affiliates, or one or more other large shareholders. Accordingly, the Fund is subject to the potential for large-scale inflows and outflows as a result of purchases and redemptions of its shares by such shareholders. These inflows and outflows could negatively affect the Fund’s net asset value and performance.

New Fund Risk. A new or smaller fund is subject to the risk that its performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new and smaller funds may not attract sufficient assets to achieve investment and trading efficiencies.

Tax Risk. In order to qualify for the favorable tax treatment available to regulated investment companies, the Fund must satisfy certain income, asset diversification and distribution requirements each year. If the Fund were to fail the favorable tax treatment requirements, it would be taxed in the same manner as an ordinary corporation, which would adversely affect its performance.

Performance Information

Once the Fund has completed a full calendar year of operations, a bar chart and table will be included in this Prospectus that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the variability of the Fund’s return to a broad measure of market performance. Once available, the Fund’s current performance information will be available at https://www.drivewealth.com/advisory/dwi-us100 or by calling (833) 222-8843. Past performance does not necessarily indicate how the Fund will perform in the future.